Employee Benefit Plans - Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Accumulated net actuarial losses	$ 15,530	$ 12,878
Amount recognized	$ 15,530	$ 12,878